Non-Controlling Interests - Additional Information (Details) - OneStream, Inc.	Sep. 30, 2024
Noncontrolling Interest [Line Items]
Ownership percentage	68.70%
OneStream Software LLC
Noncontrolling Interest [Line Items]
Ownership percentage, Noncontrolling interest	31.30%